Investment in Joint Venture (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Investment in Joint Venture
Investment in joint venture	$ 1,725
Topcon
Investment in Joint Venture
Ownership percentage	50.00%
DCW
Investment in Joint Venture
Ownership percentage	50.00%
Investment in joint venture	$ 1,725